Schedule of operating and finance lease expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Operating And Finance Lease Expenses
Lease expenses	$ 72,065	$ 96,280
Amortization of leased asset	3,255	3,623
Interest on lease liabilities	895	1,265
Total lease expenses	$ 76,215	$ 101,168